Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 16,515	¥ 15,143	¥ 16,598
Contribution to retirement benefit scheme	2,052	1,568	1,338
Total	18,567	16,711	17,936
Executive director [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	2,613
Contribution to retirement benefit scheme	488
Total	3,101	824
Executive director [member] | Mr. Jiao Fangzheng [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	638
Contribution to retirement benefit scheme	123
Total	761
Executive director [member] | Mr. Huang Yongzhang [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	931
Contribution to retirement benefit scheme	183
Total	1,114	629
Executive director [member] | Mr. Ren Lixin [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,044
Contribution to retirement benefit scheme	182
Total	1,226	195	0
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	2,774
Salaries, allowances and other benefits	0
Contribution to retirement benefit scheme	0
Total	2,774	2,969	2,503
Non-executive directors [member] | Mr. Duan Liangwei [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	0
Contribution to retirement benefit scheme	0
Total	0	237	735
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Total	0	0	388
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Total			398
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	529
Total	529	556	331
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	539
Total	539	527	331
Non-executive directors [member] | Mr. Simon Peter Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	510
Total	510	499	320
Non-executive directors [member] | Mr. Cai Jinyong [Member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	593
Total	593	575
Non-executive directors [member] | Mr. Jiang Xiaoming [Member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	603
Total	603	575
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	3,118
Contribution to retirement benefit scheme	420
Total	3,538	3,770	4,577
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	115
Contribution to retirement benefit scheme	28
Total	143	1,433	1,367
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	192
Contribution to retirement benefit scheme	59
Total	251	1,255	1,006
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	184
Contribution to retirement benefit scheme	46
Total	230	945	1,011
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	0
Contribution to retirement benefit scheme	0
Total	0	137	1,193
Supervisors [member] | Mr. Jin Yanjiang [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	694
Contribution to retirement benefit scheme	53
Total	747
Supervisors [member] | Mr. Fu Bin [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	445
Contribution to retirement benefit scheme	61
Total	506
Supervisors [member] | Mr. Lan Jianbin [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	642
Contribution to retirement benefit scheme	89
Total	731
Supervisors [member] | Mr. He Jiangchuan [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	846
Contribution to retirement benefit scheme	84
Total	930
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	2,774
Salaries, allowances and other benefits	5,731
Contribution to retirement benefit scheme	908
Total	¥ 9,413	¥ 7,563	¥ 7,080